Capital Stock - Additional Information (Details) $ in Millions		1 Months Ended			4 Months Ended	12 Months Ended					13 Months Ended
	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2021 USD ($) vote shares	Jan. 29, 2021 shares	Jan. 29, 2021 shares	Jun. 30, 2021 shares	Dec. 05, 2022 shares	Dec. 31, 2021 USD ($) shares vote	Nov. 23, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2019 shares	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Expense reversal to reflect reduction in estimated PSUs expected to vest | $							$ 8.4
Risk free interest rate, share options granted							1.09%
Expected volatility, share options granted							43.00%
Option life, share options granted							7 years
Performance period							3 years
Number of share options granted in share-based payment arrangement (in shares)							90,000.00		0	0
DSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)							1
Options
Disclosure of classes of share capital [line items]
Expiration period							10 years
Vesting period							4 years
PSUs
Disclosure of classes of share capital [line items]
Vesting period							3 years
Percentage of shares vested dependent on performance achievements (percent)							100.00%
TSR and Monte Carlo simulation premium												109.00%	112.00%	102.00%
Award requisite service period							3 years
RSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)							1
Vesting period							3 years
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)							0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)							200.00%
SVS
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote	1	1					1
Conversion rate, numerator (in shares)							1
Number of shares issued (in shares)	106,100,000	106,100,000					106,100,000		110,500,000	110,200,000	110,200,000				117,700,000
Number of SVS repurchased for cancellation (in millions) (in shares)							4,370,000		6,200.0000	8,300,000
Conversion rate, denominator (in shares)							1
Number of shares of SVS holder of vested PSU or RSU unit is entitled to (in shares)	1	1					1
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)							1,900,000		2,900,000	1,200,000
SVS | LTIP
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)							29,000,000
Shares remaining in reserve for issuance (in shares)	10,000,000	10,000,000					10,000,000
SVS | ASPP
Disclosure of classes of share capital [line items]
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)							700,000		0	0
SVS | 2020 NCIB
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)							4,370,000		6,200.0000
SVS | 2017 NCIB
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)										8,300,000
SVS | ASPP
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)					1,700,000				0	0
Accrual for repurchase of stock under automatic share purchase plan | $									$ 15.0
SVS | 2021 NCIB
Disclosure of classes of share capital [line items]
Stock repurchase program, number of shares remaining	8,300,000	8,300,000					8,300,000
SVS | 2021 NICB ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $	$ 7.5	$ 7.5					$ 7.5
SVS | 2021 SBC ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $	$ 33.8	$ 33.8					$ 33.8
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)							700,000
SVS | 2021 SBC ASPP | Top of range
Disclosure of classes of share capital [line items]
Stock repurchase program, number of shares remaining	3,000,000.0	3,000,000.0					3,000,000.0
SVS | 2018 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)											9,500,000
Number of SVS repurchased for cancellation (in millions) (in shares)											8,300,000
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote	25	25					25
Number of shares issued (in shares)	18,600,000	18,600,000					18,600,000		18,600,000	18,600,000	18,600,000				18,600,000
Number of SVS repurchased for cancellation (in millions) (in shares)							0		0	0
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0	0					0
Purchase of shares for cancellation | SVS | Top of range
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)		3,700,000
Purchase of shares for cancellation | SVS | Top of range | ASPP
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)				2,000,000.0
Purchase of shares for cancellation | SVS | 2020 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)								9,000,000
Purchase of shares for cancellation | SVS | ASPP
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)			0
Purchase of shares for cancellation | SVS | 2021 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)						9,000,000
Purchase of shares for cancellation | SVS | 2021 NICB ASPP
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)		3,600.0000
Purchase of shares for cancellation | SVS | 2021 NICB ASPP | Top of range
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)		700,000
Retirement of the chairman of the board of directors | Other related parties | Mr. William A. Etherington | DSUs
Disclosure of classes of share capital [line items]
Number of shares owned by Mr. Etherington (in shares)	475,000	475,000					475,000
Award requisite service period	90 days